Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 14, 2014 to the

Ivy Funds Prospectus

dated July 31, 2014

and as supplemented August 4, 2014

The following bullet point is inserted immediately following the “Interest Rate Risk” bullet point of the “Ivy Global Bond Fund — Principal Investment Risks” section on page 54:

■
Loan Risk. In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.

With loan participations, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Fund could enforce its rights directly against the borrower.

The following replaces the first paragraph of the “Ivy International Growth Fund — Principal Investment Strategies” section on page 110:

Ivy International Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. and foreign companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that IICO believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, including the U.S., although the Fund has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Fund primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. Under normal circumstances, the Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund may invest up to 100% of its total assets in foreign securities.

The following is added to the end of the fourth full paragraph of the “Ivy Asset Strategy Fund — Principal Investment Strategies” section on page 121:

IICO also may utilize derivatives for income enhancement purposes.

The following replaces the fourth sentence of the first paragraph of the “Ivy Energy Fund — Principal Investment Strategies” section on page 132:

The Fund invests in a blend of value and growth companies domiciled throughout the world, which may include companies that are offered in initial public offerings.

The following is inserted as a new bullet point immediately following the “Holdings Risk” bullet point of the “Ivy Energy Fund — Principal Investment Risks” section on page 133:

■
Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Fund grows.

Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 14, 2014 to the

Ivy Funds Prospectus

dated July 31, 2014

and as supplemented August 4, 2014

The following bullet point is inserted immediately following the “Interest Rate Risk” bullet point of the “Ivy Global Bond Fund — Principal Investment Risks” section on page 54:

■
Loan Risk. In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.

With loan participations, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Fund could enforce its rights directly against the borrower.

Ivy International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 14, 2014 to the

Ivy Funds Prospectus

dated July 31, 2014

and as supplemented August 4, 2014

The following replaces the first paragraph of the “Ivy International Growth Fund — Principal Investment Strategies” section on page 110:

Ivy International Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. and foreign companies that Ivy Investment Management Company (IICO), the Fund’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that IICO believes possess attractive growth characteristics. The Fund primarily invests in issuers of developed countries, including the U.S., although the Fund has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Fund primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. Under normal circumstances, the Fund invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund may invest up to 100% of its total assets in foreign securities.

Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 14, 2014 to the

Ivy Funds Prospectus

dated July 31, 2014

and as supplemented August 4, 2014

The following is added to the end of the fourth full paragraph of the “Ivy Asset Strategy Fund — Principal Investment Strategies” section on page 121:

IICO also may utilize derivatives for income enhancement purposes.

Ivy Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 14, 2014 to the

Ivy Funds Prospectus

dated July 31, 2014

and as supplemented August 4, 2014

The following replaces the fourth sentence of the first paragraph of the “Ivy Energy Fund — Principal Investment Strategies” section on page 132:

The Fund invests in a blend of value and growth companies domiciled throughout the world, which may include companies that are offered in initial public offerings.

The following is inserted as a new bullet point immediately following the “Holdings Risk” bullet point of the “Ivy Energy Fund — Principal Investment Risks” section on page 133:

■
Initial Public Offering Risk. Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Fund’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs is also likely to decline as the Fund grows.